Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2019
Basis Of Presentation [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
Summary of adjustments to the Statement of Financial Position arising from application of IFRS 16 as of January 1, 2019:

	Opening balance as reported	Transition adjustments	Opening balance IFRS 16
	€m	€m	€m
Property, plant and equipment	348.8	83.9	432.7
Current loans and borrowings	(21.4)	(20.4)	(41.8)
Non-current loans and borrowings	(1,742.9)	(100.4)	(1,843.3)
Current provisions	(44.3)	3.6	(40.7)
Non-current provisions	(69.4)	63.3	(6.1)
Trade and other payables	—	1.3	1.3
Accumulated deficit reserve	167.9	(31.3)	136.6

Disclosure of initial application of standards or interpretations [text block]

On adoption of IFRS 16, the group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 January 2019.

€m
Operating lease commitments disclosed as at December 31, 2018	181.6
Discounted using the incremental borrowing rate at January 1, 2019	(54.9)
Less: short-term and low value leases recognized on a straight-line basis as expense	(2.0)
Less: contracts assessed as service agreements	(8.1)
Add: adjustments as a result of a different treatment of extension and termination options	4.2
Lease liability as at January 1, 2019	120.8